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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-08859


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
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                          VARIABLE ANNUITY ACCOUNT FIVE

                               SUPPLEMENT TO THE:
                               SEASONS ADVISOR II
                                SEASONS SELECT II
                              SEASONS TRIPLE ELITE
                 VARIABLE ANNUITY PROSPECTUSES DATED MAY 1, 2006

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The following paragraph replaces in its entirety the second to last paragraph under the "Option 2 -Maximum Anniversary Value Option" death benefit heading in the prospectus:

Under the Maximum Anniversary Value option, if you die on or after your 90th birthday the death benefit is equal to your contract value. If you die on or after your 90th birthday, the Standard Death Benefit may provide more value to your beneficiaries than the Maximum Anniversary Value option. Further, there is no additional charge for the Standard Death Benefit and there is an additional charge for the Maximum Anniversary Value option. You should discuss the death benefit options with your financial representative prior to making an election.



Dated: June 15, 2006


                Please keep this supplement with your prospectus



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